Offerings	Feb. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	2,977,845
Proposed Maximum Offering Price per Unit	6.78
Maximum Aggregate Offering Price	$ 20,189,789.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,788.21
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, $0.0001 par value per share (“Class A common stock”), that become issuable under the Sprout Social, Inc. 2019 Incentive Award Plan, as amended and restated (the “Incentive Plan”), and the Company’s 2019 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of the Registrant’s outstanding shares of Class A common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $6.78, which is the average of the high and low prices of the Registrant’s Class A common stock as reported on The Nasdaq Stock Market LLC (Nasdaq Capital Market) on February 23, 2026.

(3)	Represents the aggregate number of shares of Class A common stock that were automatically added to the shares authorized for issuance under the Incentive Plan pursuant to an “evergreen” provision contained therein on January 1, 2026. Pursuant to such provision, the number of shares of Class A common stock reserved for issuance under the Incentive Plan automatically increases on January 1st of each fiscal year, starting on January 1, 2020 and ending on and including January 1, 2029, in an amount equal to the lesser of (a) 5% of the total shares of all of the classes of the Registrant’s common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year or (b) such smaller number of shares as determined by the Registrant’s board of directors.
(4)	Represents the aggregate number of shares of Class A common stock that were automatically added to the shares authorized for issuance under the ESPP pursuant to an “evergreen” provision contained therein on January 1, 2026. Pursuant to such provision, the number of Class A Common stock reserved for issuance under the ESPP automatically increases on January 1st of each fiscal year, starting on January 1, 2020 and ending on and including January 1, 2029, in an amount equal to the lesser of (a) 1% of the total shares of all of the Company’s classes of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding calendar year and (b) such smaller number of shares as determined by the Registrant’s board of directors.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	595,569
Proposed Maximum Offering Price per Unit	6.78
Maximum Aggregate Offering Price	$ 4,037,957.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 557.64
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, $0.0001 par value per share (“Class A common stock”), that become issuable under the Sprout Social, Inc. 2019 Incentive Award Plan, as amended and restated (the “Incentive Plan”), and the Company’s 2019 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of the Registrant’s outstanding shares of Class A common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $6.78, which is the average of the high and low prices of the Registrant’s Class A common stock as reported on The Nasdaq Stock Market LLC (Nasdaq Capital Market) on February 23, 2026.

(3)	Represents the aggregate number of shares of Class A common stock that were automatically added to the shares authorized for issuance under the Incentive Plan pursuant to an “evergreen” provision contained therein on January 1, 2026. Pursuant to such provision, the number of shares of Class A common stock reserved for issuance under the Incentive Plan automatically increases on January 1st of each fiscal year, starting on January 1, 2020 and ending on and including January 1, 2029, in an amount equal to the lesser of (a) 5% of the total shares of all of the classes of the Registrant’s common stock outstanding (on an as-converted basis) on the last day of the immediately preceding fiscal year or (b) such smaller number of shares as determined by the Registrant’s board of directors.
(4)	Represents the aggregate number of shares of Class A common stock that were automatically added to the shares authorized for issuance under the ESPP pursuant to an “evergreen” provision contained therein on January 1, 2026. Pursuant to such provision, the number of Class A Common stock reserved for issuance under the ESPP automatically increases on January 1st of each fiscal year, starting on January 1, 2020 and ending on and including January 1, 2029, in an amount equal to the lesser of (a) 1% of the total shares of all of the Company’s classes of common stock outstanding (on an as-converted basis) on the last day of the immediately preceding calendar year and (b) such smaller number of shares as determined by the Registrant’s board of directors.